INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
27	INCOME TAXES

Cayman Islands

China TopReach and ShiFang, being incorporated in the Cayman Islands as an exempted company, are not subject to any income tax in the Cayman Islands.

Hong Kong

Hong Kong profits tax has been provided at the rate of 16.5% on the estimated assessable profit for the years ended 31 December 2011, 2010 and 2009. Taxation on overseas profits has been calculated on the estimated assessable profit for the year at the rates of taxation prevailing in the countries in which the Group company operates.

People’s Republic of China

Effective from 1 January 2008, the companies now comprising the Group are subject to the corporate income tax in accordance with the new China Income Tax (“CIT”) Law as approved by the National People’s Congress on March 16, 2007. According to the new CIT Law and the relevant regulations, the new enterprise income tax rate applicable to the subsidiaries now comprising of the Group is 25% unless preferential rates are applicable in the cities where the subsidiaries are located.

Fuzhou HongXinTu Printing Co., Ltd. (“Fuzhou HongXinTu”) was qualified as a manufacturing foreign enterprise, and was entitled to Foreign Enterprise Income Tax (“FEIT”) holiday of two year exemption plus three year half reduction since 2007 provided that it would operate for more than 10 years. In addition, as Fuzhou HongXinTu located in Fuzhou Economic Development Zone, the tax rate would gradually be increased from 18% to 25% over a period of 5 years. The applicable tax rate of Fuzhou HongXinTu for the year ended 31 December 2011 was 12% (2010: 11%). Shifang YaQi Culture Communication (Xiamen) Co., Ltd. (“ShiFang YaQi”) was entitled to the grandfathering treatment where the applicable CIT rate phased-in from 18% to 25% over a period of 5 years through 2012. The applicable tax rate of Shifang YaQi for year ended 31 December 2011 was 24% (2010: 22%). Based on the certificate dated 30 December 2008, Xiamen Duke Information Science & Technology Co., Ltd. (“Xiamen Duke”) was granted the qualification as a software production enterprise, and was entitled to FEIT holiday of two year exemption plus three year half reduction since 2008. In addition, Xiamen Duke was located in the High technology Development Zone, the tax rate would gradually be increased from 18% to 25% over a period of 5 years. The applicable tax rate of Xiamen Duke for year ended 31 December 2011 was 12% (2010: 15%).

All of the Group’s income is generated in the PRC. The Group’s income tax provision in respect of operations in PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof.

A reconciliation of the income tax expense is as follows:-

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Income before tax	$11,560,877	$25,015,096	$21,053,189
Expected tax (25%)	2,890,219	6,253,774	5,263,297
Tax effect of expenses not deductible for tax purposes	1,592,291	82,176	112,082
Tax effect of revenue not taxable for tax purposes	(164,119)	(56,801)	(3,395)
Tax effect of tax losses not recognized	994,270	215,695	(120,551)
Tax exempted entities	(1,449,954)	(2,952,052)	(1,645,089)
(Over)/under provision in previous year	(232,248)	50,457	5,275
Income tax expense	$3,630,459	$3,593,249	$3,611,619

Effective at the beginning of the year 2007, the Group adopted the provisions of ASC 740, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109”. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740 “Income Taxes”. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including 50% likely of being realized upon ultimate settlement. Management does not anticipate any potential future adjustments would result in a material change to its financial tax position. As a result, there is no unrecognized tax benefit.